Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	FEC RESOURCES INC.
Entity Central Index Key	0000849997
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	861,082,371
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 2300
Entity Address Address Line 2	Bentall 5
Entity Address Address Line 3	550 Burrard Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Auditor Name	DALE MATHESON CARRHILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Entity File Number	0-17729
Entity Address Postal Zip Code	V6C 2B5
Security 12g Title	Common Stock, without par value
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm Id	1173
Amendment Description	FEC Resources Inc. (the “Company,” “we,” “us” or “our”) is filing this Amendment No. 1 to its Annual Report on Form 20F/A for the year ended December 31, 2021 (the “Amended Annual Report”) for the sole purpose of correcting the cover page of the annual report as filed with the Securities and Exchange Commission (the “SEC”) on April 1, 2022 (the “Original Annual Report”). This Amended Annual Report corrects the number of outstanding shares of common stock as of the close of the period covered by the Original Annual Report from 409,143,765 to 861,082,371 shares of common stock. This Amended Annual Report speaks as of the filing date of the Form 20-F (the "Filing Date"), does not reflect events that may have occurred subsequent to the Filing Date, and does not modify or update in any way disclosures made in the Form 20-F filed as of April 1, 2022.
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 2300
Entity Address Address Line 2	Bentall 5
Entity Address Address Line 3	550 Burrard Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Contact Personnel Name	Paul Wallace
Local Phone Number	61447296715
Entity Address Postal Zip Code	V6C 2B5